Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 837		$ 636		$ 656
Additions	274	[1]	436	[2]	123	[3]
Deletions	(114)		(51)		(17)
Impairment	(10)
Depreciation	(193)		(147)		(105)
Translation difference	(8)		(37)		(21)
Ending balance	786		837		636
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	76		83		86
Deletions	(1)
Depreciation	(1)		(1)		(1)
Translation difference	(2)		(6)		(2)
Ending balance	72		76		83
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	474		489		545
Additions	47	[1]	107	[2]	60	[3]
Deletions	(22)		(5)		(11)
Impairment	(10)
Depreciation	(87)		(84)		(88)
Translation difference	(6)		(33)		(17)
Ending balance	396		474		489
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	2		2		3
Additions	1	[1]	1	[2]
Depreciation	(1)		(1)		(1)
Translation difference					0
Ending balance	2		2		2
Computer Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	285		62		22
Additions	226	[1]	328	[2]	63	[3]
Deletions	(91)		(46)		(6)
Depreciation	(104)		(61)		(15)
Translation difference			2		(2)
Ending balance	$ 316		$ 285		$ 62

[1]	Net of adjustments on account of modifications and lease incentives
[2]	Net of adjustments on account of modifications and lease incentives
[3]	Net of adjustments on account of modifications and lease incentives